            [CANADA LIFE INSURANCE COMPANY OF NEW YORK LETTERHEAD]

                                 May 17, 2001

VIA EDGARLINK
-------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

       Re: Canada Life Insurance Company of New York
           Canada Life of New York Variable Annuity Account 2
           Post-Effective Amendment No. 11
           (File Nos. 33-64240; 811-7776)
           --------------------------------------------------

Commissioners:

On behalf of Canada Life Insurance Company of New York (the "Company") and Canada Life of New York Variable Annuity Account 2 (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the prospectus for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on April 30, 2001.

If you have any questions or comments regarding this filing, please call the undersigned at (770) 953-1959 ext. 2209.

Sincerely,

/s/ Craig R. Edwards
--------------------
Craig Edwards
Chief Legal Counsel